CASH AND CASH EQUIVALENTS AND INVESTMENT SECURITIES (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of components in cash and cash equivalents

	2024	2023
Short-term bank deposits (i)	16,977.6	8,973.6
Current bank accounts	11,395.4	6,818.3
Cash	222.7	267.1
Net cash and cash equivalents	28,595.7	16,059.0

(i)	The balance refers mostly to Bank Deposit Certificates (“CDBs”), which have high liquidity, are readily convertible into known amounts of cash, and are subject to an insignificant risk of changes in value.

Schedule of investment securities

Investment securities	2024	2023

Investments in debt securities (i)	184.5	242.2
Non-current assets	184.5	242.2

Financial assets at fair value through profit or loss	1,170.5	277.2
Investments in debt securities	71.5	-
Current assets	1,242.0	277.2

Total	1,426.5	519.4

(i)	The balance refers substantially to financial investments linked to tax incentives that are not immediately convertible into a known amount of cash.